Earnings (Loss) Per Share Attributable to Owners of the Controlling Company (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Basic Earnings per Share
(a)	Basic earnings (loss) per share for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In won and No. of shares)
	2016		2017	2018
Profit (loss) attributable to owners of the Controlling Company	~~W~~	906,714,278,688	1,802,756,119,275	(207,239,484,774)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Earnings (loss) per share	~~W~~	2,534	5,038	(579)